Segment Information (Segment Assets Information by Segment) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Operating Segments [Member] | Sohu [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents		$ 68,229	$ 180,005
Account and financing receivables, net		70,252	78,383
Fixed assets, net		177,978	186,756
Total assets	[1]	1,721,801	1,319,490
Operating Segments [Member] | Sogou [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents		142,464	185,175
Account and financing receivables, net		134,635	145,401
Fixed assets, net		110,006	147,495
Total assets	[1]	1,522,402	1,462,844
Operating Segments [Member] | Changyou [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents		94,433	454,305
Account and financing receivables, net		55,829	40,627
Fixed assets, net		159,713	170,396
Total assets	[1]	1,871,685	2,037,803
Eliminations [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents		0	0
Account and financing receivables, net		0	0
Fixed assets, net		(9)	0
Total assets	[1]	(2,426,098)	(1,449,290)
Cash and cash equivalents		305,126	819,485
Account and financing receivables, net		260,716	264,411
Fixed assets, net		447,688	504,647
Total assets		$ 2,689,790	$ 3,370,847

[1]	The elimination for segment assets mainly consists of elimination of intra-Group loans between Sohu and Changyou, and elimination of long-term investments in subsidiaries and consolidated VIEs.